Income Taxes (Details)		12 Months Ended
	Jan. 01, 2008	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2019
Income Taxes [Line Items]
Net (loss) income before taxes (in Dollars)		$ (9,091,791)		$ (13,066,489)	$ (4,008,281)
Income tax liability		15,263	¥ 100,000
Undistributed earnings available for distribution (in Dollars)		$ 124,358		232,059
Withholding income tax, percentage	10.00%
Investor holding percentage	25.00%
Minimum [Member]
Income Taxes [Line Items]
Withholding tax rate	5.00%
Annual dividends						15.00%
Maximum [Member]
Income Taxes [Line Items]
Withholding tax rate	10.00%
Annual dividends						25.00%
U.S. [Member]
Income Taxes [Line Items]
Applicable tax rate		21.00%	21.00%
Net (loss) income before taxes (in Dollars)		$ (3,366,893)		634,709	441,981
U.S. [Member] | We Health [Member]
Income Taxes [Line Items]
Applicable tax rate		6.50%	6.50%
U.S. [Member] | Akso Remote Medical [Member]
Income Taxes [Line Items]
Applicable tax rate		0.00%	0.00%
U.S. [Member] | Akso Online MediTech [Member]
Income Taxes [Line Items]
Applicable tax rate		8.00%	8.00%
PRC [Member]
Income Taxes [Line Items]
Statutory income tax rate		25.00%	25.00%
Net (loss) income before taxes (in Dollars)		$ 83,103		$ 165,429	$ 2,717
Investor holding percentage	25.00%